Lease Liability (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Monthly lease payments	$ 32,422		$ 129,191	$ 13,504	$ 123,098
Lease additional payments				12,505
Additional monthly payments	$ 78,027	$ 12,505	$ 156,055	$ 26,000
Minimum [Member]
Monthly lease payments		$ 13,504